Capital stock - Narrative (Details) - USD ($)	Mar. 19, 2025	Mar. 30, 2024	Oct. 16, 2023	Jul. 17, 2023	Apr. 17, 2023	Mar. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Abstract]
Dividend payables	$ 69,537,973	$ 64,686,487				$ 60,307,043
Dividends declared (usd per share)	$ 0.081	$ 0.074				$ 0.089
Dividends declared, ordinary shares, quarterly	$ 17,384,493	$ 16,171,622				$ 15,076,761
Dividends payable							$ 17,384,493	$ 16,171,622	$ 15,155,311
Dividends paid, ordinary shares per share (in dollars per share)			$ 0.0182	$ 0.0180	$ 0.0218
Dividends paid, ordinary shares			$ 15,076,761	$ 15,076,761	$ 15,076,761